Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 24, 2018	Feb. 25, 2017
Entity Information [Line Items]
Income before income taxes	$ 14,603		$ 31,311
Provision for income taxes	$ (26,791)		$ (20,301)
Effective tax rate			(64.80%)
(Predecessor)
Entity Information [Line Items]
Income before income taxes		$ 5,534		$ 17,220
Provision for income taxes		$ 2,071		$ 6,970
Effective tax rate				40.50%